Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities		$ 1,410,849	$ 1,389,695
Long-term portion of operating lease liabilities		1,331,873	1,313,276
Current maturities of operating lease liabilities		78,976	76,419
Total		1,410,849	1,389,695
Villas [Member]
Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities	[1]	1,305,456	1,259,346
Total	[1]	1,305,456	1,259,346
Base Station Tower [Member]
Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities	[2]	105,393	130,349
Total	[2]	$ 105,393	$ 130,349

[1]	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.12% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2025 and 2024, the Company has paid $696,584 for the first installment to the lessee.
[2]	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.14% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2025 and 2024, the Company has paid $ 61,919 to the lessee.